DISCONTINUED OPERATIONS - Income from Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charge and other		$ 21	$ (4)
Net Income (Loss) from Discontinued Operations, Net of Tax	$ (212)	395	612
Liquids Pipelines Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	2,217	2,667
Income (Loss) from Equity Investments	0	50	67
Plant operating costs and other	216	806	814
Commodity purchases resold	0	387	437
Property taxes	0	84	116
Depreciation and amortization	0	253	332
Operating and other expenses	245	1,551	1,695
Segmented Earnings (Losses) from Discontinued Operations	(245)	716	1,039
Interest expense	0	218	297
Interest income and other	(28)	(21)	30
Financial charges	(28)	197	327
Income (Loss) from Discontinued Operations before Income Taxes	(217)	519	712
Income tax expense (recovery)	(5)	124	100
Net Income (Loss) from Discontinued Operations, Net of Tax	$ (212)	$ 395	$ 612